Debt - Summary of Long Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Feb. 19, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Change in Fair Value	$ 80,079	$ 20,163
Principal	128,504	54,641
Conversion of Debt	(181,403)
Accreted Debt Interest	1,410
Total long-term debt	28,590	74,804
Less: current portion of long-term debt	(28,590)	0
Long-term debt, net of current portion	0	74,804		$ 0
Principal
Less: current portion of long-term debt	$ (28,590)	0		$ (1,952)
Non-current portion of debt principal		54,641
Fair Value Adjustment
Less: current portion of long-term debt		0
Long-term debt, net of current portion		$ 20,163
3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%	3.00%
Change in Fair Value		$ 10,825
Principal		21,281
Total long-term debt		32,106
8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	8.00%
Change in Fair Value		6,789
Principal		8,000
Total long-term debt		14,789
Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Principal
Less: current portion of long-term debt	$ (37,303)	0
Non-current portion of debt principal	$ 0	$ 76,281
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%	3.00%
Change in Fair Value	$ 16,811	$ 10,825
Principal	21,281	21,281
Debt instrument, principal amount	21,300	21,300
Conversion of Debt	(38,092)
Accreted Debt Interest	0
Total long-term debt	$ 0	$ 32,106
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	8.00%	8.00%	8.00%
Change in Fair Value	$ 22,897	$ 6,789
Principal	8,000	8,000
Debt instrument, principal amount	8,000	8,000	$ 8,000
Conversion of Debt	(30,897)
Accreted Debt Interest	0
Total long-term debt	$ 0	14,789
Convertible Notes | 5.00% – $50.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Change in Fair Value	$ 2,310
Principal	10,274
Debt instrument, principal amount	50,000
Conversion of Debt	(12,584)
Accreted Debt Interest	0
Total long-term debt	$ 0
Convertible Notes | 5.00% – $25.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Change in Fair Value	$ 17,569
Principal	25,000
Debt instrument, principal amount	25,000
Conversion of Debt	(42,569)
Accreted Debt Interest	0
Total long-term debt	$ 0
Convertible Notes | 5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%
Change in Fair Value	$ 14,258
Principal	30,000
Debt instrument, principal amount	30,000
Conversion of Debt	(44,258)
Accreted Debt Interest	0
Total long-term debt	0
2020 Term Facility Loan
Debt Instrument [Line Items]
Change in Fair Value	6,234	2,549
Principal	33,949	22,500
Debt instrument, principal amount	35,000	35,000
Conversion of Debt	(13,003)
Accreted Debt Interest	1,410
Total long-term debt	$ 28,590	25,049
Paycheck Protection Program
Debt Instrument [Line Items]
Change in Fair Value		0
Principal		2,860
Total long-term debt		2,860
Principal
Non-current portion of debt principal		$ 2,900